28. COST OF SALES (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCostOfSalesLineItems [Line Items]
Inventory, beginning		$ 3,360	$ 225	$ 136
Charges for the year		33,393	23,288	7,127
Less: Inventories at the end of the year		(2,326)	(3,360)	(225)
Total cost of sales		34,427	20,153	7,038
Incorporation of inventories for acquisition of companies
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		0	3,072	0
Purchases of inventories, energy and gas
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		19,649	9,110	2,496
Salaries and social security charges
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		4,659	3,450	2,196
Benefits to the personnel
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		164	77	36
Accrual of defined benefit plans
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		169	134	97
Fees and compensation for services
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		1,948	1,125	586
Property, plant and equipment depreciations
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		3,222	2,068	641
Intangible assets amortization
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		33	28	29
Transport of energy
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		79	11	16
Consumption of materials
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		645	390	297
Penalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	[1]	269	2,377	260
Maintenance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		422	366	128
Canons and Royalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		1,295	602	139
Environmental control
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		64	33	0
Rental and insurance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		264	174	79
Surveillance and security
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		141	95	53
Taxes, rates and contributions
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		67	45	25
Communications
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		45	36	15
Water consumption
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		25	14	9
Other
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year		$ 233	$ 81	$ 25

[1]	Includes $ 414 million of recover by penalties (Note 2.3)